RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS	10. RELATED PARTY TRANSACTIONS During the years ended December 31, 2011 and 2010, we had no related party transactions.